PGIM Quant Solutions Emerging Markets Equity Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	109 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (ND)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.20%	8.06% [1]
R6
Prospectus [Line Items]
Average Annual Return, Percent		35.36%	7.21%	8.49%
Performance Inception Date	Nov. 29, 2016
R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		29.79%	5.44%	6.99%
Performance Inception Date	Nov. 29, 2016
R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		24.16%	5.20%	6.38%
Performance Inception Date	Nov. 29, 2016

[1]	Since Inception return for the Index is measured from the month-end closest to the Fund's inception date.